Property, Equipment and Software, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net
Note 3.    Property, Equipment and Software, Net
Property, equipment and software consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Capitalized technology	$26,981	$20,908
Furniture, fixtures and equipment	3,613	3,228
Leasehold improvements	979	862

Total property, equipment and software	31,573	24,998
Less accumulated depreciation and amortization	(19,015)	(14,440)

Property, equipment and software, net	$12,558	$10,558

Depreciation and amortization expense for the three months ended June 30, 2021 and 2020 was $ 2,413 thousand and $1,579 thousand, respectively, and for the six months ended June 30, 2021 and 2020 was $4,577 thousand and $2,976 thousand, respectively.

Note 3. Property, Equipment and Software, Net
Property, equipment and software at December 31 consisted of the following:

	2020	2019
Capitalized technology	$20,908,050	$11,871,144
Furniture, fixtures and equipment	3,227,827	1,981,598
Software	—	17,722
Leasehold improvements	862,114	394,518
Construction in progress	—	30,321

Total property, equipment and software	24,997,991	14,295,303
Less accumulated depreciation and amortization	(14,439,562)	(7,724,942)

Property, equipment and software, net	$10,558,429	$6,570,361

Depreciation and amortization expense for the years ended December 31, 2020, 2019, and 2018 was $6,732,343, $4,280,637, and $2,420,996, respectively.